Note Loans (Carrying amount of Westernbank loans accounted for pursuant to ASC310-30) (Detail) - Westernbank Puerto Rico - Acquired loans in an FDIC assisted transaction - ASC Subtopic 310-30 - USD ($)
$ in Thousands
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 1,974,501	[1]	$ 2,444,172	$ 2,827,947
Less: Allowance for loan losses	(63,563)	[1]	(78,846)
Carrying amount, net of allowance	1,910,938	[1]	2,365,326
Commercial real estate
Accounts, Notes, Loans and Financing Receivable
Carrying amount	1,149,761		1,482,684
Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Carrying amount	85,284		59,256
Construction
Accounts, Notes, Loans and Financing Receivable
Carrying amount	14,970		65,245
Mortgages
Accounts, Notes, Loans and Financing Receivable
Carrying amount	700,113		809,977
Consumer
Accounts, Notes, Loans and Financing Receivable
Carrying amount	24,373		27,010
Non-credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable
Carrying amount	1,898,146	[1]	2,272,142	2,509,075
Less: Allowance for loan losses	(59,753)	[1]	(52,798)
Carrying amount, net of allowance	1,838,393	[1]	2,219,344
Non-credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable
Carrying amount	1,114,368		1,392,482
Non-credit Impaired Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Carrying amount	84,765		57,059
Non-credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable
Carrying amount	8,943		32,836
Non-credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable
Carrying amount	667,023		764,148
Non-credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable
Carrying amount	23,047		25,617
Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable
Carrying amount	76,355	[1]	172,030	$ 318,872
Less: Allowance for loan losses	(3,810)	[1]	(26,048)
Carrying amount, net of allowance	72,545	[1]	145,982
Credit Impaired Loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable
Carrying amount	35,393		90,202
Credit Impaired Loans | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable
Carrying amount	519		2,197
Credit Impaired Loans | Construction
Accounts, Notes, Loans and Financing Receivable
Carrying amount	6,027		32,409
Credit Impaired Loans | Mortgages
Accounts, Notes, Loans and Financing Receivable
Carrying amount	33,090		45,829
Credit Impaired Loans | Consumer
Accounts, Notes, Loans and Financing Receivable
Carrying amount	$ 1,326		$ 1,393

[1]	The carrying amount of loans acquired from Westernbank and accounted for under ASC 310-30 which remain subject to the loss sharing agreement with the FDIC amounted to approximately $636 million as of December 31, 2015.